Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized	[1]	75,000,000	75,000,000
Ordinary shares, shares issued	[1]	11,299,816	7,195,314
Ordinary shares, shares outstanding	[1]	11,299,816	7,195,314
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized	[1]	50,000,000	50,000,000
Ordinary shares, shares issued	[1]	189,434	151,479
Ordinary shares, shares outstanding	[1]	189,434	151,479

[1]	All shares and per share data have been retroactively restated to reflect reverse stock split effected on April 24, 2025.